UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_| Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     X-10 Capital Partners (QP), LP

Address:  201 North Union Street, Suite 300
          Alexandria, Virginia 22314

13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Kington
Title:  Managing Member
Phone:  (703) 519-7991


Signature, Place and Date of Signing:


/s/ Mark J. Kington          Alexandria, Virginia             August 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $81,402
                                         (thousands)


List of Other Included Managers:


Form 13F File Number                 Name

028-14091                            X-10 Capital Management, LLC

                                                    FORM 13F INFORMATION TABLE
                                                          June 30, 2011
        COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
                                                            VALUE     SHS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MGRS     SOLE   SHARED NONE
ALBEMARLE CORP                        COM       012653101   1,038      15,000  SH           Defined              15,000
APPLE INC                             COM       037833100   1,124       3,350  SH           Defined               3,350
ASPEN TECHNOLOGY INC                  COM       045327103   1,718     100,000  SH           Defined             100,000
BANK OF AMERICA CORPORATION           COM       060505104   2,302     210,000  SH           Defined             210,000
CELANESE CORP DEL                  COM SER A    150870103   3,385      63,500  SH           Defined              63,500
CHESAPEAKE LODGING TR              SH BEN INT   165240102   4,129     242,000  SH           Defined             242,000
CITIGROUP INC                       COM NEW     172967424   2,498      60,000  SH           Defined              60,000
COOPER TIRE & RUBR CO                 COM       216831107   2,064     104,300  SH           Defined             104,300
DANA HLDG CORP                        COM       235825205     384      21,000  SH           Defined              21,000
DELTA AIR LINES INC DEL             COM NEW     247361702   2,201     240,000  SH           Defined             240,000
FIFTH THIRD BANCORP                   COM       316773100   1,173      92,000  SH           Defined              92,000
GENERAL ELECTRIC CO                   COM       369604103   2,914     154,500  SH           Defined             154,500
GENERAL MTRS CO                       COM       37045V100     820      27,000  SH           Defined              27,000
GOODYEAR TIRE & RUBR CO               COM       382550101   3,277     195,393  SH           Defined             195,393
GOOGLE INC                            CL A      38259P508   6,532      12,900  SH           Defined              12,900
HUNTINGTON BANCSHARES INC             COM       446150104   1,210     184,500  SH           Defined             184,500
JDS UNIPHASE CORP                COM PAR $0.001 46612J507     417      25,000  SH           Defined              25,000
JOHNSON CTLS INC                      COM       478366107     417      10,000  SH           Defined              10,000
JPMORGAN CHASE & CO                   COM       46625H100   5,457     133,300  SH           Defined             133,300
KEYCORP NEW                           COM       493267108     975     117,000  SH           Defined             117,000
KKR & CO L P DEL                   COM UNITS    48248M102   3,897     238,800  SH           Defined             238,800
LEAR CORP                           COM NEW     521865204   1,497      28,000  SH           Defined              28,000
LYONDELLBASELL INDUSTRIES N        SHS - A -    N53745100   2,311      60,000  SH           Defined              60,000
MACYS INC                             COM       55616P104   4,240     145,000  SH           Defined             145,000
MAGNACHIP SEMICONDUCTOR CORP          COM       55933J203     674      58,500  SH           Defined              58,500
NET 1 UEPS TECHNOLOGIES INC         COM NEW     64107N206   1,154     133,000  SH           Defined             133,000
NII HLDGS INC                       CL B NEW    62913F201   3,051      72,000  SH           Defined              72,000
OCLARO INC                          COM NEW     67555N206   1,025     152,500  SH           Defined             152,500
PAETEC HOLDING CORP                   COM       695459107   1,629     340,000  SH           Defined             340,000
PEOPLES UNITED FINANCIAL INC          COM       712704105   2,453     182,500  SH           Defined             182,500
POTASH CORP SASK INC                  COM       73755L107     684      12,000  SH           Defined              12,000
TRW AUTOMOTIVE HLDGS CORP             COM       87264S106   1,470      24,900  SH           Defined              24,900
TW TELECOM INC                        COM       87311L104   2,833     138,000  SH           Defined             138,000
UNITED CONTL HLDGS INC                COM       910047109   4,166     184,110  SH           Defined             184,110
U S AIRWAYS GROUP INC                 COM       90341W108   1,898     213,000  SH           Defined             213,000
U S AIRWAYS GROUP INC                 COM       90341W908     495         550      CALL     Defined                 550
VIMPELCOM LTD                    SPONSORED ADR  92719A106   2,692     211,000  SH           Defined             211,000
ZIONS BANCORPORATION                  COM       989701107   1,198      49,900  SH           Defined              49,900